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(CITIGROUP LOGO)





December 8, 2004





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   OccuLogix, Inc.
      Common Stock
      File No. 333-11824, Form S-1

Dear Sirs:

In connection with the proposed offering of the above-captioned Securities, we wish to advise you that we hereby join with the Registrant's request that the effective date of the above-captioned Registration Statement be accelerated so that the same will become effective on December 8, 2004 at 3:00 p.m. or as soon as practicable thereafter.

Supplemental information supplied under Rule 418(a)(7) under the Securities Act of 1933:

(i)       Date of Preliminary Prospectus: November 15, 2004
(ii)      Dates of distribution: November 15, 2004 -- December 2, 2004
(iii)     Number of prospective underwriters: 4
(iv)      Number of prospectuses distributed under (iii) above:
          approximately 15,450
(v)       Compliance with Rule 15c2-8 under the Securities Exchange Act of 1934:
          Included in Master Agreement Among Underwriters of Salomon Smith Barney Inc. (now known as Citigroup Global Markets Inc.).





Very truly yours,

Citigroup Global Markets Inc.




/s/ Jeanne Campanelli
----------------------------
Jeanne Campanelli
Director